Employee Benefits - Trust Assets (Detail)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Mexican subsidiaries [member]
Variable return:
Plan asset investment for related parties, percentage	10.00%
Federal government instruments of the respective countries [member] | Bottom of range [member]
Variable return:
Fund assets, percentage	30.00%
Level 1 [member]
Variable return:
Trust assets fixed and variable return percentage	100.00%	100.00%
Level 1 [member] | Traded Securities [member]
Fixed return:
Trust assets fixed return percentage	27.00%	9.00%
Level 1 [member] | Bank instruments [member]
Fixed return:
Trust assets fixed return percentage	9.00%	23.00%
Level 1 [member] | Federal government instruments of the respective countries [member]
Fixed return:
Trust assets fixed return percentage	29.00%	33.00%
Level 1 [member] | Publicly traded shares [member]
Variable return:
Trust assets variable return percentage	35.00%	35.00%